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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO.

811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE  OF FISCAL YEAR END: 06/30

DATE  OF REPORTING PERIOD: 12/31/2008

ITEM  1. REPORTS TO UNITHOLDERS.

Iowa Public Agency Investment Trust

www.IPAIT.org

Semi-Annual Financial Report

Diversified Fund

Direct Government Obligation Fund

December 31, 2008

Sponsored by the
Iowa Association of Municipal Utilities
Iowa State Association of Counties
Iowa League of Cities

TRUSTEES’ REPORT

To Iowa Public Agency Investment Trust Participants: The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2008.

The Federal Reserve lowered rates to unprecedented levels during the second half of 2008, dropping the Fed Funds rate 0.50 percent on October 8, 0.50 percent on October 29, and another 0.75-1.00 percent on December 16. It ended the year at historic lows of 0-0.25 percent resulting from a deteriorating labor market, waning consumer spending, and continued strain on credit conditions. A weak economy is likely in the coming year with the Fed Funds rate expected to remain at exceptionally low levels for some time.

IPAIT fund yields were also affected as the rate environment decreased; the Diversified Fund started the period July 1 at 2.11 percent, lowering to 1.19 percent on December 31. The Direct Government Obligation Fund also declined from 1.92 percent to 0.57 percent during the same time period. Both funds will continue to lengthen and position their portfolios to capture higher yielding investments throughout this difficult economic time. As always, we encourage you to visit the website, www.IPAIT.org, to compare IPAIT yields to those provided by your financial institution.

Fund balances reached an all-time, year-end high in 2008 as combined money market funds closed the year with $412,626,593 invested surpassing the previous mark of $399,123,731 set back in 2001. In addition to the year-end high, total program balances, including Fixed-Term Automated (FTA), achieved a record mark of $613,148,473 on October 7, 2008.

The IPAIT FTA program also compiled notable statistics; soliciting 484 competitive bids on behalf of participants; a 13 percent increase from 2007. While IPAIT’s FTA program did not always provide the highest bid, utilizing the program helped insure local public funds received a more competitive rate; the principle on which IPAIT was founded.

The IPAIT Board of Trustees is very pleased with the ongoing success of the IPAIT program and the benefits it provides Iowa Cities, Counties, and Municipal Utilities. As always, we welcome any comments or suggestions that you may have.

Sincerely,
Tom Hanafan, Chair Board of Trustees

MANAGEMENT REPORT

To Iowa Public Agency Investment Trust Participants:

Last year was a good year to be invested in IPAIT with its commitment to safety and liquidity. The market turmoil of 2008 will not soon be forgotten. The financial system came close to collapsing as illiquid assets strained balance sheets and pressured corporate credit metrics. If lessons can ever be learned, 2008 should be remembered as a year that taught many. Unfortunately 2009 will likely teach new lessons and reinforce others that have not yet been fully absorbed.

Over the past year, credit market strains exceeded any previous bout of cyclical deterioration in the post-war period. As the second half of the year unfolded, the Federal Reserve found itself taking Fannie Mae and Freddie Mac under conservatorship and injecting capital into each of them. This was the beginning of a series of actions by the Fed to regain control of a particularly sensitive credit market. The collapse of Lehman Brothers sent shockwaves through the market almost eliminating the short-term financing market and sending all risk-related asset prices lower. Financial institutions struggled to keep capital levels above regulatory thresholds. Jobs eroded quickly sending the unemployment rate to 25-year highs and the Fed moved to a near zero monetary interest rate policy. The announcement of the Troubled Asset Relief Plan (TARP) was important, but most of the damage had already occurred as consumer confidence plummeted.

The IPAIT portfolio performed well through the credit crisis and the subsequent impact on corporate money market funds. The government intervention in Fannie Mae and Freddie Mac improved portfolio credit quality as agency debt comprises the vast majority of holdings. While many money market funds wrestled with collapsing corporate bond prices and net asset values that threatened to “break the buck”, IPAIT investors enjoyed the safety and liquidity of government bonds. The Treasury established a Temporary Guarantee Program for Money Market Funds designed to assist funds struggling with net asset value issues, but there was no need for IPAIT to apply given that the fund is comprised almost entirely of securities that enjoy very strong support from the U.S. government.

Unfortunately, economic concerns have pushed money market yields to historic lows. We anticipate higher yields by the end of 2009 as various forms of economic stimulus take hold and bring inflation concerns to the forefront, however this will take time. At this point in 2009, one year paper appears somewhat attractive as do bank CDs. We continue to look for opportunities to add yield while focusing on our primary considerations of safety and liquidity.

Sincerely,

Laurie Mardis

Senior Vice President/Portfolio Manager

WB Capital Management Inc.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS

This section of the IPAIT Diversified Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2008 and December 31, 2007. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio. The following components comprise the financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•	The Schedule of Investments lists each security held by the portfolio as of December 31.
•	The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
•	The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2008 and December 31, 2007.
•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2008 and December 31, 2007.

•	The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s Diversified Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve’s Federal Open Market Committee lowered the Fed Funds target rate three times from 2.00 percent to 0.25 percent. In the preceeding twelve months the Fed Funds target rate was lowered seven times from 5.25 percent to 2.00 percent.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2008 as compared to the same period ended December 31, 2007 follows.

	December 31,	Percent	December 31,
Net Assets	2008	Change	2007
Total investments	$ 384,783,326	33%	$ 288,294,849
Excess of other assets over (under) total liabilities	1,178,410	559%	(256,887)
Net assets held in trust for pool participants	385,961,736	34%	288,037,962

Average Net Assets	$380,395,475	47%	$258,948,417

Total investments and net assets increased 33 percent and 34 percent, respectively, comparing December 31, 2008 and December 31, 2007 amounts. During the six-month period ended December 31, 2008, average net assets increased 47 percent to $380,395,475 from average net assets of $258,948,417 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2008	Change	2007
Investment Income	$ 3,705,388	-42%	$ 6,343,190
Total Expenses	(674,128)	42%	(475,700)
Dividends to unitholders from net investment income	(3,031,260)	-48%	(5,867,490)
Net increase (decrease) in assets derived
from unit transactions	30,571,171	-36%	47,703,719

Net assets at beginning of period	355,390,565	48%	240,334,243

Net assets at end of period	$385,961,736	34%	$ 288,037,962

Investment income and dividends to unitholders from net investment income decreased 42 percent and 48 percent, respectively, during the six-month period ended December 31, 2008 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses increased 42 percent during the six-month period ended December 31, 2008 as compared to the same period in the prior year due to higher average net assets. During the six-month period ended December 31, 2008 as compared to the same period in the prior year, units sold and redeemed increased 13 percent and 17 percent, respectively.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2007 as compared to the same period ended December 31, 2006 follows.

	December 31,	Percent	December 31,
Net Assets	2007	Change	2006
Total investments	$ 288,294,849	18%	$ 245,236,083
Excess of other assets over (under) total liabilities	(256,887)	-230%	(77,806)
Net assets held in trust for pool participants	288,037,962	17%	245,158,277

Average Net Assets	$258,948,417	10%	$234,560,807

Total investments and net assets increased 18 percent and 17 percent, respectively, comparing December 31, 2007 and December 31, 2006 amounts. During the six-month period ended December 31, 2007, average net assets increased 10 percent to $258,948,417 from average net assets of $234,560,807 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2007	Change	2006
Investment Income	$ 6,343,190	2%	$ 6,219,811
Total Expenses	(475,700)	-17%	(569,781)
Dividends to unitholders from net investment income	(5,867,490)	4%	(5,650,030)
Net increase (decrease) in assets derived
from unit transactions	47,703,719	14%	41,676,736

Net assets at beginning of period	240,334,243	18%	203,481,541

Net assets at end of period	$ 288,037,962	17%	$ 245,158,277

Investment income and dividends to unitholders from net investment income increased 2 percent and 4 percent, respectively, during the six-month period ended December 31, 2007 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses decreased 17 percent during the six-month period ended December 31, 2007 as compared to the same period in the prior year due to a reduction in fees effective January 2, 2007. During the six-month period ended December 31, 2007 as compared to the same period in the prior year, units sold and redeemed decreased 7 percent and 9 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust Diversified Portfolio Schedule of Investments (unaudited) December 31, 2008 (Showing Percentage of Total Investments)
		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

DISCOUNTED GOVERNMENT SECURITIES -- 11.40%
$ 6,000,000	Federal National Mortgage Association Discount Note	2.23%	01/15/09	$ 5,994,856
6,000,000	Federal Home Loan Bank Discount Note	2.46%	01/26/09	5,989,921
6,000,000	Federal Home Loan Bank Discount Note	0.20%	02/18/09	5,998,400
6,000,000	Federal Home Loan Mortgage Corporation Discount Note	2.67%	02/24/09	5,976,478
6,000,000	Federal Home Loan Bank Discount Note	1.53%	05/05/09	5,968,968
8,000,000	Federal National Mortgage Association Discount Note	1.53%	05/26/09	7,951,618
6,000,000	Federal Home Loan Bank Discount Note	0.63%	09/22/09	5,972,718
	Total (cost -- $43,852,959)			43,852,959

COUPON SECURITIES -- 55.08%
13,000,000	Federal Home Loan Bank, 2.22%	0.94%	01/02/09	13,000,303
6,000,000	Federal Home Loan Bank, 3.40%	0.73%	01/02/09	6,000,425
4,000,000	Federal Home Loan Bank, 4.13%	3.63%	01/07/09	4,000,378
4,600,000	Federal Home Loan Bank, 3.25%	2.79%	02/02/09	4,601,798
3,100,000	Federal Home Loan Bank, 5.75%	2.50%	02/13/09	3,111,753
6,000,000	Federal Home Loan Bank, 2.56%	2.82%	02/13/09	5,998,090
5,000,000	Private Export Funding, 3.38%	2.73%	02/15/09	5,003,894
5,000,000	Federal Home Loan Mortgage Corporation, 4.88%	2.79%	02/17/09	5,013,194
6,000,000	Federal Home Loan Bank, 2.30%	1.21%	03/04/09	6,011,104
5,000,000	Federal Home Loan Bank, 4.75%	2.52%	03/13/09	5,021,522
3,000,000	Federal Home Loan Bank, 5.25%	2.35%	03/13/09	3,016,830
3,000,000	Federal Home Loan Bank, 5.25%	2.16%	03/13/09	3,017,999
2,000,000	Federal Home Loan Bank, 4.31%	1.40%	03/23/09	2,013,023
6,000,000	Federal Home Loan Bank, 2.26%	2.27%	03/25/09	5,999,817
4,000,000	Federal Home Loan Bank, 3.58%	2.15%	03/30/09	4,013,759
6,000,000	Federal Home Loan Bank, 3.58%	3.12%	03/30/09	6,006,588
6,000,000	Federal Home Loan Mortgage Corporation, 2.27%	2.36%	04/14/09	5,998,333
4,000,000	Federal Home Loan Mortgage Corporation, 2.27%	2.51%	04/14/09	3,997,278
3,000,000	Federal Home Loan Bank, 3.15%	1.61%	04/20/09	3,013,782
6,000,000	Federal Home Loan Mortgage Corporation, 2.50%	3.04%	04/21/09	5,990,231
3,000,000	Federal Home Loan Bank, 2.32%	2.43%	04/28/09	2,998,954
1,800,000	Federal Home Loan Bank, 3.09%	1.61%	04/29/09	1,808,607
1,150,000	Federal Home Loan Mortgage Corporation, 2.50%	2.87%	05/13/09	1,148,463
3,000,000	Federal Home Loan Bank, 2.60%	2.46%	05/14/09	3,001,522
4,000,000	Federal Home Loan Bank, 2.60%	2.40%	05/14/09	4,002,895
7,000,000	Federal Home Loan Bank, Variable Rate	1.27%	05/18/09	7,013,897
4,000,000	Federal Home Loan Bank, 2.50%	2.65%	05/28/09	3,997,622
4,000,000	Federal National Mortgage Association, 6.38%	2.70%	06/15/09	4,065,230
6,000,000	Federal National Mortgage Association, 6.38%	1.75%	06/15/09	6,124,841

See accompanying notes to financial statements. 6

Iowa Public Agency Investment Trust

Diversified Portfolio

Schedule of Investments (unaudited)

December 31, 2008

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

COUPON SECURITIES (continued)
$ 3,060,000	Federal Home Loan Bank, 3.03%	2.52%	06/19/09	$ 3,067,062
6,000,000	Federal Home Loan Bank, 5.00%	0.89%	09/18/09	6,174,430
7,550,000	Federal Home Loan Bank, 5.00%	0.68%	09/18/09	7,781,130
8,000,000	Federal Home Loan Mortgage Corporation, Variable Rate	4.35%	10/08/09	7,995,210
7,000,000	Federal Home Loan Bank, Variable Rate	3.34%	10/13/09	7,003,607
8,000,000	Federal Home Loan Bank, Variable Rate	4.38%	01/08/10	7,992,078
5,000,000	Federal Farm Credit Bank, Variable Rate	2.56%	02/11/10	5,006,680
13,000,000	Federal National Mortgage Association, Variable Rate	2.44%	02/12/10	12,962,672
12,000,000	Federal Home Loan Bank, Variable Rate	2.44%	03/02/10	11,969,257
1,000,000	Federal Farm Credit Bank, Variable Rate	0.72%	06/22/10	995,109
6,000,000	Federal Farm Credit Bank, Variable Rate	1.71%	11/04/10	6,000,000
	Total (cost -- $211,939,367)			211,939,367

CERTIFICATES OF DEPOSIT -- 1.53%
1,000,000	DeWitt Bank and Trust-DeWitt	1.35%	01/20/09	1,000,000
1,000,000	Peoples Bank-Hawarden	3.06%	01/26/09	1,000,000
1,000,000	St. Ansgar State Bank-St. Ansgar	3.07%	03/08/09	1,000,000
1,000,000	American Bank-LeMars	2.80%	05/07/09	1,000,000
900,000	First State Bank-Ida Grove	2.20%	05/20/09	900,000
1,000,000	American Bank-LeMars	1.55%	10/22/09	1,000,000
	Total (cost -- $5,900,000)			5,900,000

OTHER INVESTMENTS -- 31.99%
123,091,000	Wells Fargo NOW Account	0.50%		123,091,000
	Total (cost -- $123,091,000)
TOTAL INVESTMENTS -- 100% (cost -- $384,783,326)				$ 384,783,326

	7
See accompanying notes to financial statements.

Iowa Public Agency Investment Trust Diversified Portfolio Statement of Net Assets (unaudited) December 31, 2008
ASSETS

Investments in securities at amortized cost:
Discounted Government Securities	$ 43,852,959
Coupon Securities	211,939,367
Certificates of Deposit	5,900,000
Other-NOW Account	123,091,000

Cash	443
Interest Receivable	1,679,716
Total assets	386,463,485

LIABILITIES

Investment advisory, administrative,
and program support fees payable	71,328
Custody fees payable	9,654
Distribution fees payable	24,133
Other fees and expenses payable	8,044
Dividends payable	388,590
Total liabilities	501,749

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 385,961,736

Units of beneficial interest outstanding	385,961,736

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements. 8

Iowa Public Agency Investment Trust Diversified Portfolio Statement of Operations (unaudited) For the Six Months ended December 31,

	2008	2007
INVESTMENT INCOME
Interest	$ 3,705,388	$ 6,343,190

EXPENSES
Investment advisory, administrative,
and program support fees	424,839	306,464
Custody fees	57,528	39,055
Distribution fees	143,821	97,636
Other fees and expenses	47,940	32,545
Total expenses	674,128	475,700

NET INVESTMENT INCOME	$ 3,031,260	$ 5,867,490

Statements of Changes in Net Assets (unaudited)
For the Six Months ended December 31,

	2008	2007
ADDITIONS
From investment activities:
Net investment income	$ 3,031,260	$ 5,867,490
From unit transactions:
(at constant net asset value of $1 per unit)
Units sold	661,502,521	583,587,042
Units issued in reinvestment of dividends
from net investment income	3,167,496	5,647,924
Total additions	667,701,277	595,102,456

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(3,031,260)	(5,867,490)

From unit transactions:
Units redeemed	(634,098,846)	(541,531,247)
Total deductions	(637,130,106)	(547,398,737)

Net increase in net assets	30,571,171	47,703,719

Net assets held in trust for pool participants at beginning of period	355,390,565	240,334,243

Net assets held in trust for pool participants at end of period	$ 385,961,736	$ 288,037,962

See accompanying notes to financial statements. 9

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  (unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. The accompanying financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and WB Capital Management Inc. (WB Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the interest method.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12B of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2008 the portfolio did not contain any repurchase agreements. At December 31, 2007, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $195,953,657.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)

Certificate of deposit amounts up to $250,000 are currently insured by the Federal Depository Insurance Company (FDIC) through December 31, 2009. For public funds deposited in Iowa financial institutions in excess of the FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization. As of December 31, 2008, public funds invested in certificates of deposit not covered by FDIC insurance were $4,650,000. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Diversified Portfolio held securities whose S&P credit ratings were 85.8 percent AAA, 1.3 percent AA+, 1.5 percent not rated (representing all Certificates of Deposit from Iowa financial institutions), and 11.4 percent NA. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

Management attempts to limit IPAIT’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence it is not expected that any significant change in market interest rates would present long-term risk to IPAIT.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the Diversified Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, WB Capital and Wells Fargo are paid an annual fee for operating the investment program.

WB Capital receives 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million, and 0.130 percent exceeding $250 million for investment adviser and administrative fees. In addition, WB Capital receives 0.060 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2008 and 2007, the Diversified Portfolio paid $424,839 and $306,464, respectively, to WB Capital for services provided.

Wells Fargo receives 0.030 percent of the average daily net asset value of the portfolio. For the six-month periods ended December 31, 2008 and 2007, the Diversified Portfolio paid $57,528 and $39,055, respectively, to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of 0.075 percent of the average daily net asset value. For the six-month periods ended December 31, 2008 and 2007 the Diversified Portfolio paid $88,009 and $51,628 to the Iowa League of Cities, $37,206 and $31,258 to the Iowa State Association of Counties, and $18,606 and $14,750 to the Iowa Association of Municipal Utilities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and amounted to $47,940 and $32,545 for the six-month periods ended December 31, 2008 and 2007, respectively. All fees are computed daily and paid monthly.

(2)	SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $22,484,700,640 and $22,894,379,557 for the six-month periods ended December 31, 2008 and 2007, respectively. Proceeds from maturities of securities for the Diversified Portfolio aggregated $22,454,716,000 and $22,846,748,000 for the six-month periods ended December 31, 2008 and 2007, respectively.

Iowa Public Agency Investment Trust Diversified Portfolio Financial Highlights (unaudited)
Selected Data for Each Unit of Portfolio Outstanding

	Six Months Ended December 31, 2008		Year Ended June 30,
	(unaudited)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	0.008		0.036	0.048	0.037	0.017	0.006

Dividends Distributed	(0.008)		(0.036)	(0.048)	(0.037)	(0.017)	(0.006)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.81%	*	3.66%	4.95%	3.76%	1.70%	0.60%

Ratio of Expenses to Average Net Assets	0.35%	**	0.36%	0.42%	0.49%	0.48%	0.48%

Ratio of Net Investment Income
to Average Net Assets	1.58%	**	3.46%	4.84%	3.70%	1.71%	0.59%

Net Assets, End of Period (000 Omitted)	$385,962		$355,391	$240,334	$203,482	$229,668	$254,818

* Not Annualized

** Annualized

See accompanying notes to financial statements.			12

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

MANAGEMENTS DISCUSSION & ANALYSIS

This section of the IPAIT DGO Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2008 and December 31, 2007. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s DGO Portfolio. The following components comprise the financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•	The Schedule of Investments lists each security held by the portfolio as of December 31.
•	The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
•	The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2008 and December 31, 2007.
•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2008 and December 31, 2007.

•	The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s DGO Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve’s Federal Open Market Committee lowered the Fed Funds target rate three times from 2.00 percent to 0.25 percent. In the preceeding twelve months the Fed Funds target rate was lowered seven times from 5.25 percent to 2.00 percent.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

MANAGEMENTS DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2008 as compared to the same period ended December 31, 2007 follows.

	December 31,	Percent	December 31,
Net Assets	2008	Change	2007
Total Investments	$ 26,579,864	46%	$ 18,165,774
Excess of other assets over (under) total liabilities	84,993	626%	(16,160)
Net assets held in trust for pool participants	26,664,857	47%	18,149,614

Average Net Assets	$27,414,810	38%	$19,896,058

Total investments and net assets increased 46 percent and 47 percent, respectively, comparing December 31, 2008 and December 31, 2007 amounts. During the six-month period ended December 31, 2008, average net assets increased 38 percent to $27,414,810 from average net assets of $19,896,058 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2008	Change	2007
Investment Income	$ 191,574	-58%	$ 453,348
Total Expenses	(52,516)	38%	(38,009)
Dividends to unitholders from net investment income	(139,058)	-67%	(415,339)
Net increase (decrease) in assets derived
from unit transactions	3,174,539	5%	3,012,244

Net assets at beginning of period	23,490,318	55%	15,137,370

Net assets at end of period	$ 26,664,857	47%	$ 18,149,614

Investment income and dividends to unitholders from net investment income decreased 58 percent and 67 percent, respectively, during the six-month period ended December 31, 2008 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses increased 38 percent during the six-month period ended December 31, 2008 as compared to the same period in the prior year due to higher average net assets. During the six-month period ended December 31, 2008 as compared to the same period in the prior year, units sold and redeemed decreased 9 percent and 12 percent, respectively.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

MANAGEMENTS DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2007 as compared to the same period ended December 31, 2006 follows.

	December 31,	Percent	December 31,
Net Assets	2007	Change	2006
Total Investments	$ 18,165,774	-17%	$ 21,880,888
Excess of other assets over (under) total liabilities	(16,160)	-124%	(7,230)
Net assets held in trust for pool participants	18,149,614	-17%	21,873,658

Average Net Assets	$19,896,058	-5%	$20,834,458

Total investments and net assets decreased 17 percent and 17 percent, respectively, comparing December 31, 2007 and December 31, 2006 amounts. During the six-month period ended December 31, 2007, average net assets decreased 5 percent to $19,896,058 from average net assets of $20,834,456 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2007	Change	2006
Investment Income	$ 453,348	-16%	$ 540,108
Total Expenses	(38,009)	-28%	(53,039)
Dividends to unitholders from net investment income	(415,339)	-15%	(487,069)
Net increase (decrease) in assets derived
from unit transactions	3,012,244	-39%	4,924,503

Net assets at beginning of period	15,137,370	-11%	16,949,155

Net assets at end of period	$ 18,149,614	-17%	$ 21,873,658

Investment income and dividends to unitholders from net investment income decreased 16 percent and 15 percent, respectively, during the six-month period ended December 31, 2007 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses decreased 28 percent during the six-month period ended December 31, 2007 as compared to the same period in the prior year due to a reduction in fees effective January 2, 2007. During the six-month period ended December 31, 2007 as compared to the same period in the prior year, units sold and redeemed increased 54 percent and 89 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust Direct Government Obligation Portfolio Schedule of Investments (unaudited) December 31, 2008 (Showing Percentage of Total Investments)
		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost
DISCOUNTED GOVERNMENT SECURITIES -- 15.00%
$ 500,000	United States Treasury Bill	0.84%	01/15/09	$ 499,838
500,000	United States Treasury Bill	1.29%	01/29/09	499,504
500,000	United States Treasury Bill	0.61%	04/02/09	499,241
500,000	United States Treasury Bill	1.66%	04/23/09	497,474
500,000	United States Treasury Bill	0.87%	05/14/09	498,392
500,000	United States Treasury Bill	0.97%	05/15/09	498,203
500,000	United States Treasury Bill	1.01%	06/24/09	497,582
500,000	United States Treasury Bill	1.21%	07/02/09	496,988
	Total (cost -- $3,987,222)			3,987,222

COUPON SECURITIES -- 27.91%
500,000	United States Treasury Note, 4.88%	2.89%	01/31/09	500,824
500,000	Private Export Funding, 3.38%	2.73%	02/15/09	500,390
400,000	United States Treasury Note, 4.50%	1.79%	02/15/09	401,328
300,000	United States Treasury Note, 4.50%	1.90%	02/15/09	300,957
300,000	United States Treasury Note, 2.63%	1.97%	03/15/09	300,389
300,000	United States Treasury Note, 4.50%	1.77%	03/31/09	301,985
300,000	United States Treasury Note, 4.50%	2.02%	03/31/09	301,803
500,000	United States Treasury Note, 3.13%	2.17%	04/15/09	501,349
300,000	United States Treasury Note, 4.50%	1.90%	04/30/09	302,516
600,000	United States Treasury Note, 4.50%	2.07%	04/30/09	604,713
300,000	United States Treasury Note, 4.88%	2.14%	05/31/09	303,512
300,000	United States Treasury Note, 4.88%	1.99%	05/31/09	303,328
300,000	United States Treasury Note, 4.88%	2.21%	06/30/09	303,899
500,000	United States Treasury Note, 4.63%	2.01%	07/31/09	507,484
500,000	United States Treasury Note, 4.63%	0.79%	07/31/09	511,060
500,000	United States Treasury Note, 4.88%	0.43%	08/15/09	513,615
500,000	United States Treasury Note, 4.88%	0.48%	08/15/09	513,789
175,000	Private Export Funding, 6.67%	2.17%	09/15/09	180,470
250,000	Private Export Funding, 7.20%	1.26%	01/15/10	265,231
	Total (cost -- $7,418,642)			7,418,642

OTHER INVESTMENTS -- 57.09%
15,174,000	Wells Fargo NOW Account	0.50%		15,174,000
	Total (cost -- $15,174,000)

TOTAL INVESTMENTS -- 100% (cost -- $26,579,864)				$ 26,579,864

See accompanying notes to financial statements. 16

Iowa Public Agency Investment Trust Direct Government Obligation Portfolio Statement of Net Assets (unaudited) December 31, 2008
ASSETS

Investments in securities at amortized cost:
Discounted Government Securities	$ 3,987,222
Coupon Securities	7,418,642
Other-NOW Account	15,174,000

Cash	938
Interest Receivable	103,710
Total assets	26,684,512

LIABILITIES

Investment advisory, administrative,
and program support fees payable	5,711
Custody fees payable	685
Distribution fees payable	1,713
Other fees and expenses payable	571
Dividends payable	10,975
Total liabilities	19,655

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 26,664,857

Units of beneficial interest outstanding	26,664,857

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements. 17

Iowa Public Agency Investment Trust Direct Government Obligation Portfolio Statement of Operations (unaudited) For the Six Months ended December 31,

	2008	2007
INVESTMENT INCOME
Interest	$ 191,574	$ 453,348

EXPENSES
Investment advisory, administrative,
and program support fees	34,550	25,006
Custody fees	4,146	3,001
Distribution fees	10,365	7,502
Other fees and expenses	3,455	2,500
Total expenses	52,516	38,009

NET INVESTMENT INCOME	$ 139,058	$ 415,339

Statements of Changes in Net Assets (unaudited)
For the Six Months ended December 31,

	2008	2007
ADDITIONS
From investment activities:
Net investment income	$ 139,058	$415,339
From unit transactions:
(at constant net asset value of $1 per unit)
Units sold	23,157,889	25,488,586
Units issued in reinvestment of dividends
from net investment income	164,531	418,797
Total additions	23,461,478	26,322,722

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(139,058)	(415,339)

From unit transactions:
Units redeemed	(20,147,881)	(22,895,139)
Total deductions	(20,286,939)	(23,310,478)

Net increase in net assets	3,174,539	3,012,244

Net assets held in trust for pool participants at beginning of period	23,490,318	15,137,370

Net assets held in trust for pool participants at end of period	$ 26,664,857	$18,149,614

See accompanying notes to financial statements. 18

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and WB Capital Management Inc. (WB Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the interest method.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2008, the portfolio did not contain any repurchase agreements. At December 31, 2007, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $14,278,650.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Direct Government Obligation Portfolio held securities whose S&P credit ratings were 96.4 percent AAA and 3.6 percent AA+. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

Management attempts to limit IPAIT’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence it is not expected that any significant change in market interest rates would present long-term risk to IPAIT.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the DGO Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, WB Capital and Wells Fargo are paid an annual fee for operating the investment programs.

WB Capital receives 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million, and 0.130 percent exceeding $250 million for investment adviser and administrative fees. In addition, WB Capital receives 0.060 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2008 and 2007 the DGO Portfolio paid $34,550 and $25,006, respectively, to WB Capital for services provided.

Wells Fargo receives 0.030 percent of the average daily net asset value of the portfolio. For the six-month periods ended December 31, 2008 and 2007, the DGO Portfolio paid $4,146 and $3,001, respectively, to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of 0.075 percent of the average daily net asset value. For the six-month periods ended December 31, 2008 and 2007, the DGO Portfolio paid $10,365 and $7,502 to the Iowa League of Cities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and amounted to $3,455 and $2,500 for the six-month periods ended December 31, 2008 and 2007, respectively. All fees are computed daily and paid monthly.

(2)	SECURITIES TRANSACTIONS

Purchases of portfolio securities for the DGO Portfolio aggregated $2,120,376,089 and $1,796,366,576 for the six-month periods ended December 31, 2008 and 2007, respectively. Proceeds from maturities of securities for the DGO Portfolio aggregated $2,117,196,000 and $1,792,618,000 for the six-month periods ended December 31, 2008 and 2007, respectively.

(3)	PARTICIPANT CONCENTRATION

As of December 31, 2008, two participants hold all outstanding units of the DGO Portfolio.

Iowa Public Agency Investment Trust Direct Government Obligation Portfolio Financial Highlights (unaudited)
Selected Data for Each Unit of Portfolio Outstanding

	Six Months Ended December 31, 2008		Year Ended June 30,
	(unaudited)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	0.005		0.032	0.047	0.035	0.015	0.005

Dividends Distributed	(0.005)		(0.032)	(0.047)	(0.035)	(0.015)	(0.005)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.52%	*	3.24%	4.79%	3.58%	1.54%	0.53%

Ratio of Expenses to Average Net Assets	0.38%	**	0.38%	0.44%	0.51%	0.50%	0.51%

Ratio of Net Investment Income
to Average Net Assets	1.01%	**	3.12%	4.70%	3.58%	1.39%	0.53%

Net Assets, End of Period (000 Omitted)	$26,665		$23,490	$15,137	$16,949	$14,796	$37,532

* Not Annualized

** Annualized

See accompanying notes to financial statements.			21

Iowa Public Agency Investment Trust

Additional Information

December 31, 2008

FUND EXPENSES

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008. The table illustrates your fund’s costs in two ways:

1. Based on actual fund return.

This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2. Based on hypothetical 5 percent return.

This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund Information Statement.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
Example	7/1/2008	12/31/2008	7/1/08 to 12/31/08	Ratio
Based on Actual Fund Return
IPAIT Diversified Fund	$1,000.00	$1,008.07	$1.77	0.35%
IPAIT DGO Fund	$1,000.00	$1,005.24	$1.92	0.38%
Based on Hypothetical 5 Percent Return
IPAIT Diversified Fund	$1,000.00	$1,023.44	$1.79	0.35%
IPAIT DGO Fund	$1,000.00	$1,023.29	$1.94	0.38%

Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Iowa Public Agency Investment Trust Additional Information (continued) December 31, 2008
FEES AND EXPENSES

All fees are calculated by basis points per net assets.

Entity	Fee Type	Fee
WB Capital Management Inc.	Adviser	0.090% up to $150MM;
		0.070% on $150 - $250MM;
		0.055% on assets exceeding $250MM
WB Capital Management Inc.	Administrator	0.100% up to $150MM;
		0.090% on $150 - $250MM;
		0.075% on assets exceeding $250MM
WB Capital Management Inc.	Program Support	0.060%
Sponsoring Associations [1]	Sponsoring Associations	0.075%
Wells Fargo	Custody	0.030%
Administration Fund	Other fees & expenses	0.025%

[1] Includes Iowa League of Cities, Iowa State Association of Counties, Iowa Association of Municipal Utilities

For the six-month period ended December 31, 2008 actual expense for the IPAIT Diversified Fund and DGO Fund were 0.35 percent and 0.38 percent of average net assets, respectively based on a sliding fee scale.

Actual:
For the six-month period ended December 31, 2008, the following actual expenses were incurred by the Funds:

	Diversified	DGO
Adviser	$ 139,496	$ 12,438
Administrator	170,286	13,820
Program Support	115,057	8,292
Distribution	143,821	10,365
Custody	57,528	4,146
Other fees and expenses	47,940	3,455
Total	$ 674,128	$ 52,516

	23

Iowa Public Agency Investment Trust

Additional Information (continued)

December 31, 2008

STATEMENT OF ADDITIONAL INFORMATION

The SAI has additional information about the Funds and is available without charge, upon request, by calling 800-872-4024.

SCHEDULE OF PORTFOLIO HOLDINGS

A complete schedule of portfolio holdings is filed with the SEC for the first and third quarters on Form N-Q. The portfolio holdings for the second and fourth quarter are available in the semi-annual and annual reports. It is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section / SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024 or at IPAIT.org.

PROXY VOTING

The SEC requires an annual report of the proxy voting record of the Trust. Because the investments allowable under Iowa law restrict the investment for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX. The law requires the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes. Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

OTHER INFORMATION

Units of IPAIT’s Diversified Portfolio and Direct Government Obligation Portfolio are not insured by the FDIC or the U.S. Government. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

PARTICIPANT MEETING RESULTS

On August 20, 2008, a participant meeting was held at the Wakonda Club in Des Moines Iowa for election of trustees and selection of auditors. The proposals were approved by the participants of both funds.

IPAIT Diversified	Total Units 383,932,969

Proposal 1 Response	Proposal 2 Response
62.0% Units	62.0% Units
For votes	238,161,070	239,164,807

Against votes                                                                            ---                                                                       ---

Abstain votes                                                                            ---                                                                       ---

Not signed by Authorized User	514,780	514,780

239 Proxies Distributed, 126 Responses

IPAIT DGO	Total Units 27,335,032

Proposal 1 Response	Proposal 2 Response
100.0% Units	100.0% Units
For votes	27,335,032	27,335,032

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Not signed by Authorized User	---	---

2 Proxies Distributed, 2 Responses

ANNUAL CONSIDERATION OF APPROVAL OF THE

INVESTMENT MANAGEMENT AGREEMENT BY THE BOARD OF TURSTEES

Every year the Board considers continuation of IPAIT’s Investment Management Agreement and throughout each year, reviews and evaluates the performance of and services provided by WB Capital Management Inc. (“WB Capital” or the “Investment Adviser”). The Board assesses the nature, scope and quality of the services provided by the personnel of the Investment Adviser and its affiliates, including administrative services, and compliance with legal and regulatory requirements. The Board also receives and assesses information regarding the services provided by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided. Among the matters considered throughout the year are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates, such as fees for marketing and distribution; (b) overall operating expenses; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions, and compliance with the Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of any non-investment management services provided by the Investment Adviser and its affiliates.

The Board considered the approval of the Investment Management Agreement at the August 20, 2008 meeting. In the period prior to and at the Board meetings, the Board considered a wide range of information provided by WB Capital and the Board requested and received materials specifically relating to the IPAIT, the Investment Management Agreement and WB Capital. These materials included among other things (a) information on the investment performance of IPAIT compared to a similar group of money market funds and public programs; (b) information on fees and expenses of other funds of similar asset size; (c) sales and redemption data; (d) a discussion by the WB Capital management team regarding their experience, investment strategies and outlook; and (e) information on the profitability to the Investment Adviser. The Board of Trustees considered all factors deemed to be relevant to IPAIT and observed or concluded that:

▪	the expectation that the operation of WB Capital and IPAIT’s day-to-day management, including the portfolio managers, will remain unchanged for the foreseeable future;

▪	WB Capital and its personnel (including particularly those personnel with responsibilities for providing services to IPAIT), resources and investment process will remain unchanged;

▪	WB Capital will have access to the resources and personnel of West Bancorporation and its other subsidiaries;

▪	the financial viability of WB Capital will remain unchanged;

▪	the terms of the Investment Management Agreement were the same as those of the previous Investment Management agreement;

▪	the nature, extent and quality of the services that WB Capital were reasonable and appropriate;

▪	the investment performance of IPAIT over various periods was comparable to other similarly situated public money funds;

▪	the advisory fee rate payable to WB Capital by IPAIT and by other client accounts managed by WB Capital as proposed was reasonable;

▪	the total expense ratio of IPAIT compared to similar funds managed by other advisers was reasonable;

▪	compensation payable by IPAIT to WB Capital for other services was reasonable;

▪

the profitability of the Investment Management Agreement to WB Capital compared to prior agreements increased due to increased levels of assets managed. The profitability of the holding company, West Bancorporation, Inc. indicates the long term viability of it and its wholly owned subsidiary, WB Capital.

▪	economies of scale would continue to be realized from the fee structure as IPAIT grows.

The Board considered the level and depth of knowledge of WB Capital. In evaluating the quality of services provided by WB Capital, the Board took into account its familiarity with WB Capital’s management through board meetings, conversations and reports since IPAIT’s inception.

In considering the approval of the new Investment Advisory Agreement, the Board, did not identify any single factor as controlling. Based on the Board's evaluation of all factors that it deemed to be relevant, the Board unanimously approved the continuation of the Investment Management Agreement for another year. Unless terminated sooner, the agreement will continue until December 31, 2009.

BOARD OF TRUSTEES

Tom Hanafan

Mayor, Council Bluffs

Chair and Trustee

Dianne Kiefer

Treasurer, Wapello County

Vice Chair and Trustee

Leon Rodas

General Manager, Spencer Municipal Utility

Second Vice Chair and Trustee

Don Kerker

Director of Finance and Administrative Services,

Muscatine Power and Water

Trustee

Richard Heidloff

Treasurer, Lyon County

Trustee

Wayne Northey

Supervisor, Dickinson County

Trustee

Susan Vavroch

City Treasurer, Cedar Rapids

Trustee

Craig Hall

Manager, Brooklyn Municipal Utility

Trustee

Jody Smith

Director of Administrative Services, City of West Des Moines

Trustee

Bob Haug

Executive Director, Iowa Association of Municipal Utilities

Ex-Officio Member and Secretary

Alan Kemp

Executive Director, Iowa League of Cities

Ex-Officio Member and Assistant Secretary

William Peterson

Executive Director, Iowa State Association of Counties

Ex-Officio Member, Treasurer

The Board of Trustees are not compensated for the Board service. Expenses incurred in attending meetings are paid by the Trust.

SERVICE PROVIDERS

Administrator-Investment Adviser-Program Support:

WB Capital Management Inc.

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

Legal Counsel:

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600

Des Moines, IA 50309

Custodian:

Wells Fargo Bank, N.A.

MAC N8200-034

666 Walnut Street, P.O. Box 837

Des Moines, IA 50304-0837

Independent Registered Public Accounting Firm:

KPMG LLP

2500 Ruan Canter

Des Moines, IA 50309

IOWA PUBLIC AGENCY INVESTMENT TRUST

www.IPAIT.org

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NA

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Donald W. Kerker is the independent director named as the audit committee financial expert.

ITEM 4. NOT APPPLICABLE.

(B)NOT APPPLICABLE.

(C)NOT APPPLICABLE.

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. Not Applicable.

ITEM 10.NOT APPPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF March 2, 2009, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Tom Hanafan, Chair and Trustee

Date: March 4, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Douglas R. Gulling, Chief Executive Officer, March 4, 2009

Amy Mitchell, Chief Financial Officer, March 4, 2009